Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption, shares	28,389,295	28,817,019	0
Common stock subject to possible redemption, par value	$ 10.10	$ 10.10	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, shares	28,389,295	28,817,019	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,414,144	1,197,981	0
Common stock, shares outstanding	1,414,144	1,197,981	0
Common stock redemption	211,561
Class B Common Stock
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,503,750	7,503,750	7,503,750
Common stock, shares outstanding	7,503,750	7,503,750	7,503,750